UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  March 31, 2011
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Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 555
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
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Title:          Portfolio Manager
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    April 19, 2011
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                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
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[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  52
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Form 13F Information Table Value Total:               $165,988
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 3.31.11

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


APPLE INC		COM	37833100	19206 	55109	SH	SOLE	NONE	0	0	55109
CHEVRON CORP		COM	166764100	11658 	108457	SH	SOLE	NONE	0	0	108457
GOOGLE INC		COM	38259P508	9811 	16720	SH	SOLE	NONE	0	0	16720
IBM			COM	459200101	7383 	45278	SH	SOLE	NONE	0	0	45278
EXXON MOBIL		COM	30231G102	6967 	82809	SH	SOLE	NONE	0	0	82809
COCA COLA		COM	191216100	6835 	103031	SH	SOLE	NONE	0	0	103031
WALT DISNEY CO		COM	254687106	6106 	141715	SH	SOLE	NONE	0	0	141715
FREEPORT MCMORAN	COM	35671D782	4793 	86285	SH	SOLE	NONE	0	0	86285
TEVA PHARMACEUTICAL	COM	881624209	4779 	95250	SH	SOLE	NONE	0	0	95250
RANGE RESOURCES		COM	75281A109	4645 	79450	SH	SOLE	NONE	0	0	79450
McDONALDS		COM	580135101	4555 	59865	SH	SOLE	NONE	0	0	59865
TARGET CORP		COM	87612E106	4474 	89470	SH	SOLE	NONE	0	0	89470
DEVON ENERGY		COM	25179M103	4408 	48033	SH	SOLE	NONE	0	0	48033
CELGENE			COM	151020104	4174 	72495	SH	SOLE	NONE	0	0	72495
FIRST SOLAR		COM	336433107	4086 	25405	SH	SOLE	NONE	0	0	25405
VALE			COM	9192E105	3684 	110455	SH	SOLE	NONE	0	0	110455
EWZ: BRAZIL INDEX	COM	464286400	3606 	46521	SH	SOLE	NONE	0	0	46521
PIN: INDIA INDEX	COM	73935L100	3575 	149090	SH	SOLE	NONE	0	0	149090
MOTOROLA MOBILITY	COM	620097105	3496 	143294	SH	SOLE	NONE	0	0	143294
ALLSCRIPTS-MYSIS	COM	01988P108	3482 	165875	SH	SOLE	NONE	0	0	165875
EWA: AUSTRALIA INDEX	COM	464286103	3365 	126394	SH	SOLE	NONE	0	0	126394
HUMAN GENOME SCI.	COM	444903108	3335 	121500	SH	SOLE	NONE	0	0	121500
FXI: CHINA INDEX	COM	464287184	3322 	73979	SH	SOLE	NONE	0	0	73979
GLD: GOLD INDEX		COM	863307104	3192 	22825	SH	SOLE	NONE	0	0	22825
MERRILL LYNCH 6.45%	PRF	590199204	2768 	119660	SH	SOLE	NONE	0	0	119660
AKAMAI TECHNOLOGIES	COM	00971T101	2758 	72590	SH	SOLE	NONE	0	0	72590
LONGTOP FINANCIAL TECH	COM	54318P108	2729 	86865	SH	SOLE	NONE	0	0	86865
ARCELOR MITTAL		COM	03938L104	2662 	73625	SH	SOLE	NONE	0	0	73625
A T & T			COM	00206R102	2499 	81647	SH	SOLE	NONE	0	0	81647
JOHNSON & JOHNSON	COM	478160104	2450 	41351	SH	SOLE	NONE	0	0	41351
HASBRO INC		COM	418056107	1847 	39435	SH	SOLE	NONE	0	0	39435
WELLS FARGO 6.375%	PRF	92978X201	1715 	68450	SH	SOLE	NONE	0	0	68450
FAX: ABERDEEN- ASIA	COM	3009107		1456 	210125	SH	SOLE	NONE	0	0	210125
CLEAN ENERGY FUELS	COM	184499101	1308 	79850	SH	SOLE	NONE	0	0	79850
MORGAN STANLEY 6.6%	PRF	61750K208	1249 	51438	SH	SOLE	NONE	0	0	51438
CITIGROUP 6.10% C08	PRF	173064205	1212 	52800	SH	SOLE	NONE	0	0	52800
CLEARWIRE CORP		COM	18538Q105	1051 	187977	SH	SOLE	NONE	0	0	187977
NAT'L CITY (PNC) 6.625%	PRF	63540T200	855 	33800	SH	SOLE	NONE	0	0	33800
METLIFE 3mo+100bps C10	PRF	59156R504	716 	29800	SH	SOLE	NONE	0	0	29800
AEGON 3mo+87.50 bps C10	PRF	7924509		614 	28000	SH	SOLE	NONE	0	0	28000
ALLIANZ SE DEBT 8.375%	PRF	18805200	492 	18400	SH	SOLE	NONE	0	0	18400
GENERAL ELECTRIC	COM	369604103	355 	17700	SH	SOLE	NONE	0	0	17700
BERKSHIRE HATHAWAY CL B	COM	84670207	280 	3350	SH	SOLE	NONE	0	0	3350
WELLS FARGO 7.875% C13	PRF	94985V202	270 	10300	SH	SOLE	NONE	0	0	10300
BIOTECHNOLOGY INDEX FND	COM	33733E203	268 	6500	SH	SOLE	NONE	0	0	6500
BANK OF AMERICA 7%	PRF	55188205	259 	10300	SH	SOLE	NONE	0	0	10300
SUNTECH POWER		COM	86800C104	215 	21775	SH	SOLE	NONE	0	0	21775
VIACOM INC DEBT 6.85%	PRF	92553P300	208 	8000	SH	SOLE	NONE	0	0	8000
MBNA 8.1% C07		PRF	55270B201	205 	8000	SH	SOLE	NONE	0	0	8000
WELLS FARGO BANK	COM	949746101	204 	6434	SH	SOLE	NONE	0	0	6434
IGM:GOLDMAN SACHS TECH	COM	464287549	204 	3233	SH	SOLE	NONE	0	0	3233
VIRGIN MEDIA INC COM	COM	92769L101	203 	7290	SH	SOLE	NONE	0	0	7290




